Acquisitions and Equity Method Investments (Tables) - Unique Logistics International, Inc. [Member]	9 Months Ended
Feb. 28, 2023
Acquisitions and Equity Method Investments (Tables) [Line Items]
Schedule of acquired subsidiary
Name of acquired operating subsidiary	Purchased Percentage	Designation
Unique Logistics International (H.K.) Limited	100%	Consolidated subsidiary
Unique Logistics International (Vietnam) Co., Ltd.	65%	Consolidated subsidiary
ULI (South China) Limited	70%	Consolidated subsidiary
Unique Logistics International (South China) Limited	70%	Consolidated subsidiary
Unique Logistics International (India) Private Ltd.	65%	Consolidated subsidiary
ULI (North & East China) Company Limited	50%	Equity-method investment
Unique Logistics International Co., Ltd	50%	Equity-method investment
TGF Unique Limited	49.99%	Equity-method investment

Schedule of business combination contingent consideration
	Maturity Date	Description	Fair Value	Interest rate
Cash at closing			$3,500,000
Promissory Notes	3/7/2023	Note 1 to ULHK	4,500,000	15.0%
	4/7/2023	Note 2 to ULHK	5,000,000	15.0%
	6/30/2023	Note 3 to ULHK	5,000,000	15.0%
	2/21/2025	Note 4 to ULHK	1,000,000	—
	2/21/2025	Note 5 to FTS	500,000	—
	6/30/2023	Note 6 to ULHK	2,000,000	—
	6/30/2023	Note 7 to ULHK	1,000,000	—
			19,000,000
Contingent considerations
	6/30/2023	Note 8 to ULHK	2,500,000	15.0%
	2/21/2024	Note 9 to ULHK	2,000,000	—
	2/21/2024	Earnout payment (estimated)	1,750,000	—
			6,250,000

Purchase Price			$28,750,000

Schedule of fair value of assets acquired and liabilities assumed
Fair Value
Assets Acquired:
Current assets	$36,232,526
Equity method investments	10,861,111
Identifiable intangible assets	6,515,000
Fixed Assets and other non-current assets	2,367,272

Liabilities Assumed:
Current liabilities	(27,326,110)
Other long-term liabilities	(327,861)
Non-Controlling Interest	(3,558,263)

Goodwill	3,986,325
Purchase Price	$28,750,000

Schedule of identifiable intangible assets and amortization period
	Cost Basis	Useful Life
Customer relationships	$6,292,000	7 years
Non-compete agreements	223,000	1 year
	$6,515,000

Schedule of amortization of intangible assets
For the Twelve Months Ending February 28,
2024	$1,121,857
2025	898,857
2026	898,857
2027	898,857
2028	898,857
Thereafter	1,797,715
Total.	$6,515,000

Schedule of financial information at fair value for equity method investment
Fair Value
Current assets	$17,493,164
Noncurrent assets	152,658
Total Assets	17,645,822
Current liabilities	6,907,904
Noncurrent liabilities	—
Total liabilities	6,907,904
Net assets of the equity investee	10,737,918
Equity attributable to non-controlling interest	(5,368,959)
Equity attributable to registrant	5,368,959
Equity goodwill attributable to registrant	5,492,152
Total Equity method investment	$10,861,111

Schedule of pro forma information
	Three Months Ended February 28, 2022	Nine Months Ended February 28, 2022
Revenue, net	$339,213,905	$1,040,963,776
Net Income attributable to registrant	1,030,332	18,653,614
Weighted average shares of common stock outstanding, basic and diluted (as previously reported)	655,781,078	582,680,746
Net income per share, basic and diluted	$—	$0.03